Lease (Schedule of Operating Lease Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating lease income	$ 2,026	$ 1,564
Other information:
Operating cash flows from operating leases as lessor	$ 1,954	$ 1,552